Income tax and deferred taxes (Details 11) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Dec. 22, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Tax expense using the effective rate		$ (166,173)	$ (132,965)	$ (83,766)
Consolidated income before taxes		$ 595,639	$ 414,889	$ 301,098
Income tax rate in force in Chile	34.00%	25.50%	24.00%	22.50%	21.00%
Tax expense using the legal rate		$ (151,888)	$ (99,573)	$ (67,747)
Effect of royalty tax expense and passive income		(3,529)	(6,311)	(9,157)
Tax effect of revenues exempt from taxation		1,746	2,461	1,511
Effect of taxable rate of non-deductible expenses for determination of taxable income (loss)		(4,594)	(10,202)	(4,350)
Tax effect of tax rates supported abroad		(6,409)	(15,933)	(3,968)
Effect of changes in tax rate		2,414	(3,629)	0
Other tax effects from the reconciliation between the accounting income and tax expense		$ (3,913)	$ 222	$ (55)